LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND

January 3, 2000

Dear Shareholder,

The U.S. equity market continued to surge this year, though the period was marked by extreme volatility. For the six months ended November 30, 1999, the J.P. Morgan Institutional SmartIndex-TM- Fund posted a 6.18% return, lagging the 7.36% return of the S&P 500 and the 7.48% return of the Lipper Multi-Cap Core Funds Average.

The fund's net asset value increased from $16.06 on May 31, 1999 to $17.00 as of November 30, 1999. Dividends of approximately $0.05 per share were paid from ordinary income. On November 30, 1999, the net assets of the fund were approximately $127 million.

This report includes a discussion with Timothy J. Devlin, the portfolio manager primarily responsible for the J.P. Morgan Institutional
SmartIndex-TM- Fund. In this interview, Tim discusses events in the equity markets, portfolio performance, and his outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan &Co. Incorporated            J.P. Morgan &Co. Incorporated

-------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS..... 1        FUND FACTS AND HIGHLIGHTS......... 6

FUND PERFORMANCE............... 2        FINANCIAL STATEMENTS.............. 8

PORTFOLIO MANAGER Q&A.......... 3
-------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                             TOTAL RETURNS
                                                        --------------------------------------
                                                        THREE         SIX       SINCE
AS OF NOVEMBER 30, 1999                                 MONTHS        MONTHS    INCEPTION*
----------------------------------------------------------------------------------------------
J.P. Morgan Institutional SmartIndex-TM-Fund            4.68%         6.18%     13.90%
S&P 500 Index**                                         5.52%         7.36%     14.31%
Lipper Multi-Cap Core Funds Average                     6.20%         7.48%     13.64%

AS OF SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------------
J.P. Morgan Institutional SmartIndex-TM-Fund            -6.29%        1.34%     5.66%
S&P 500 Index**                                         -6.25%        0.36%     5.36%
Lipper Multi-Cap Core Funds Average                     -6.36%        1.53%     4.16%



* THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998.

** S&P 500 INDEX IS AN UNMANAGED INDEX USED TO PORTRAY THE PATTERN OF COMMON STOCK MOVEMENT BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with TIMOTHY J. DEVLIN, vice president and member of the portfolio management team for the J.P. Morgan Institutional SmartIndex-TM- Fund. Tim joined J.P. Morgan in 1996 after spending nine years at Mitchell Hutchins Asset Management, where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim received his B.A. in economics from Union College. This interview was conducted on December 9, 1999, and reflects Tim's views on that date.

WHAT WERE THE KEY TRENDS IN THE U.S. EQUITY MARKET OVER THE PAST SIX MONTHS?

TJD: On the macro level, we saw four main trends affecting the equity market over the past six months. First, the U.S. economy continued to be strong, although there have been some recent signs of moderation, including a slowing in housing starts and retail chain stores sales. Overall, however, the economy continues to chug along. Second, we are in a rising interest rate environment. With three quarter-point rate hikes in June, August, and November, the Federal Reserve took back all the easing it had added last year in the face of the global economic crisis. Third, and directly related to Fed activity, is the fact that inflation continues to be benign. The Fed has remained ever alert for the specter of inflation to rear its head, and for the most part it has not. Wage pressures have remained dormant; it is in industrial commodity prices that pressure has been building. This has been concentrated in oil prices, which have more than doubled this year, and we expect they still have room to go up, particularly with Iraq's latest cessation of production. Fourth, global growth on the whole has been showing signs of improvement. The recent data coming out of Europe, Japan, and the emerging markets indicates that growth finally is taking hold.

For the U.S. equity market, this six-month period was a highly volatile one. Rising interest rates and fears of Y2K-related problems as the year-end approaches have created an environment of extreme uncertainty. This has caused the market to favor some of the stocks that have already done well this year, as they look for certainty.

The S&P was up 14.3% year-to-date, and 7.4% over the six months ended November 30. Positive earnings announcements and forecasts for future strong earnings propelled this market forward. On the flip side, however, any company that missed consensus expectations, even by a penny or two, was punished by the market.

The spread between sectors manifested itself even further between growth versus value. For the year-to-date through November, the S&P 500/BARRA Growth was up 19.41%, whereas the S&P 500/BARRA Value was up just 8.64%. This disparity is even more striking in the small-cap arena where, for the same year-to-date period, the Russell 2000 Growth returned 21.65% versus the -4.42% return of the Russell 2000 Value.

Within the S&P 500, 10 of the 16 industrial sectors were in negative territory for the six-month period, some significantly. Reflective of the over-rewarding of good earnings and knockdown of underperformers, the performance among different sectors was at extremes. For example, utilities were down 14.2%, consumer cyclicals were down 16.5%, and transportation (largely due to the increase in oil prices) was down 17.7%. However, technology - which currently accounts for over 25% of the market, compared to the 10% it comprised a few years ago - was up 34.5% and telecom was up over 8%. The leadership of the market narrowed even further, driven by the continued dramatic performance of tech stocks. This has been fueled by optimism about spending by both consumers and businesses on technology and telecom products and services, much of which is driven by the increased importance of the Internet and e-commerce applications. Strong Internet sales are expected over the holidays, and businesses, having addressed Y2K issues, are starting to pour money into e-commerce; the "realization" is that a company can't survive unless it's on the web.

HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

TJD: The portfolio returned 6.18% for the six-month period while the S&P 500 rose 7.36%. The exceptionally near-term focus described above can create a difficult environment for our longer-term valuation process. Although the portfolio underperformed the benchmark, the shortfall was limited by the risk controls of our process. You may recall that the portfolio is always sector- and style-neutral to the benchmark. In an environment where, over a six-month period, one sector returns 35% and another is down 17%, the penalty for not choosing the winning sector is severe. Our process relies on selecting the most attractive stocks - and more importantly, avoiding the unattractive stocks - within each sector, while matching the sector weights and style characteristics of the benchmark.

WHICH HOLDINGS ADDED TO PERFORMANCE?

TJD: Among the positions that added the most to relative performance were overweights in Sun Microsystems and Cisco Systems.

Sun Microsystems continues to be a top performer for us. The leading vendor of UNIX-based systems transformed itself from technical workstations to enterprise servers with a focus on mission critical applications. Sun more than doubled over the period as sales of its servers continued to benefit from growth in the Internet. Cisco, the leading supplier of Internet infrastructure, continues to invest in and develop new technology, making them our favorite play on Internet growth.

Underweights in Hewlett-Packard, Dell, and Charles Schwab, which were all down over the six months, helped performance. HP, the computer manufacturer, made profit warnings twice in October, saying that fourth-quarter profits would be hurt by softness in its UNIX server business. Analysts cut estimates and downgraded the stock on fears that softness would continue through year-end (it has since bounced back). Dell has been hit alongside other computer manufacturers by investor emphasis on Internet infrastructure names. After huge gains in 1998 and early 1999 based on its early lead in on-line trading, Charles Schwab has lost some of its luster to investors as competitors have aggressively entered the market.

WHICH ONES DETRACTED FROM PERFORMANCE?

TJD: In addition to the hostile market environment, company-specific events hurt performance. Waste Management, in particular, detracted. The company's shares were down 69% over the six months. During the summer, it restated first- and second-quarter earnings and fired both the CFO and CEO. Our relatively modest overweight hurt performance.

Our overweight in IBM detracted from performance. In October, Big Blue announced slowing mainframe sales resulting from the end of Y2K spending would reduce earnings for the coming quarters. Likewise our overweight in Xerox hurt us as its third-quarter earnings reported in October fell short of expectations. An underweight in Nortel Networks and not owning Qualcomm, both of which gained a significant amount over the period, reduced performance. Both are benefiting from increased spending on telecommunications and wireless technology in particular.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

TJD: We remain somewhat cautious as the overall level of the equity market remains high. The leadership has become too narrow, focused on too few companies. Moreover, the extremely high valuations of tech companies do not allow for anything less than perfection. We expect the volatility of the past year to continue into 2000. According to our valuations, the spread between the most attractive and the fairly valued stocks is the largest we have ever seen, indicating a lot of pent-up value in the market. Though it's hard to say when this value will be realized, hopefully when some of the uncertainty is removed (i.e., a disruption-free Y2K and more clarity about inflation and Fed activity), valuation will become important again.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional SmartIndex-TM- Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 350 equity securities while maintaining risk characteristics similar to those of the S&P 500.

-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
12/31/98

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$126,956,410

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
12/20/99

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

-------------------------------------------------------------------------------
REGISTRANT
J.P. MORGAN SERIES TRUST
J.P. MORGAN SMARTINDEX-TM- FUND:
  INSTITUTIONAL SHARES

EXPENSE RATIO
The fund's current annualized expense ratio of 0.35% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

TECHNOLOGY                         22.6%

CONSUMER GOODS & SERVICES          21.9%

FINANCE                            13.8%

HEALTHCARE                         10.6%

UTILITIES                          9.9%

INDUSTRIAL PRODUCTS & SERVICES     8.6%

ENERGY                             5.8%

SHORT-TERM AND OTHER INVESTMENTS   3.5%

BASIC INDUSTRIES                   2.6%

TRANSPORTATION                     0.7%



LARGEST EQUITY HOLDINGS                        % OF TOTAL INVESTMENTS
---------------------------------------------------------------------
MICROSOFT CORP. (TECHNOLOGY)                                4.4%
GENERAL ELECTRIC CO.                                        3.4%
   (INDUSTRIAL PRODUCTS & SERVICES)
CISCO SYSTEMS, INC. (TECHNOLOGY)                            3.0%
INTEL CORP. (TECHNOLOGY)                                    2.6%
LUCENT TECHNOLOGIES INC. (TECHNOLOGY)                       2.3%
WAL-MART STORES, INC.                                       2.2%
   (CONSUMER GOODS & SERVICES)
SBC COMMUNICATIONS, INC. (UTILITIES)                        2.0%
CITIGROUP INC. (FINANCE)                                    1.9%
MCI WORLDCOM, INC. (UTILITIES)                              1.8%
BRISTOL-MYERS SQUIBB (HEALTHCARE)                           1.7%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMMON STOCKS (96.6%)
BASIC INDUSTRIES (2.7%)
CHEMICALS (1.4%)
Air Products and Chemicals, Inc..................       6,800   $    220,150
Dow Chemical Co..................................       2,700        316,237
E.I. du Pont de Nemours & Co.....................       1,300         77,269
IMC Global, Inc..................................       3,100         49,987
Lyondell Chemical Co.............................       2,900         40,600
PPG Industries, Inc..............................       1,900        111,269
Praxair, Inc.....................................       3,900        174,037
Rohm & Haas Co...................................       5,800        212,425
Solutia, Inc.....................................       3,300         49,500
Union Carbide Corp...............................       8,100        473,850
                                                                ------------
                                                                   1,725,324
                                                                ------------

FOREST PRODUCTS & PAPER (0.6%)
Bowater, Inc.....................................         700         34,300
Fort James Corp..................................       3,300         94,875
Georgia-Pacific Group............................       2,500         99,531
International Paper Co...........................       6,200        323,562
Louisiana-Pacific Corp...........................       1,300         15,925
Mead Corp........................................         300         10,706
Smurfit-Stone Container Corp.+...................       4,100         78,669
Temple-Inland, Inc...............................         800         45,800
                                                                ------------
                                                                     703,368
                                                                ------------

METALS & MINING (0.7%)
Alcoa, Inc.......................................       7,000        458,500
Allegheny Technologies, Inc......................       2,100         52,894
Freeport-McMoran Copper & Gold, Inc., Class B+...       5,700         90,131
Reynolds Metals Co...............................       3,400        212,712
USX-U.S. Steel Group.............................       2,100         53,156
                                                                ------------
                                                                     867,393
                                                                ------------
  TOTAL BASIC INDUSTRIES.........................                  3,296,085
                                                                ------------

CONSUMER GOODS & SERVICES (21.9%)
APPARELS & TEXTILES (0.1%)
Jones Apparel Group, Inc.+.......................       2,200         58,712
                                                                ------------

AUTOMOTIVE (1.6%)
Dana Corp........................................       3,200         88,800
Delphi Automotive Systems Corp...................      11,100        174,825
Ford Motor Co....................................      20,700      1,045,350
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
AUTOMOTIVE (CONTINUED)
General Motors Corp..............................       6,900   $    496,800
Genuine Parts Co.................................       3,500         90,125
Goodyear Tire and Rubber Co......................       3,100        104,625
Lear Corp.+......................................       1,200         39,675
Tenneco Automotive Inc...........................         220          1,732
                                                                ------------
                                                                   2,041,932
                                                                ------------

BROADCASTING & PUBLISHING (3.1%)
AT&T Corp. - Liberty Media Group, Class A+.......      16,900        706,631
Comcast Corp., Class A+..........................      16,900        763,669
Gannett Co., Inc.................................       6,800        486,625
Knight - Ridder, Inc.............................       2,000        109,125
MediaOne Group, Inc.+............................      18,800      1,489,900
New York Times Co., Class A......................       3,800        146,062
Times Mirror Co. New.............................       1,100         71,019
Washington Post Co., Class B.....................         200        114,300
                                                                ------------
                                                                   3,887,331
                                                                ------------

CONSTRUCTION & HOUSING (0.0%)
Centex Corp......................................         300          7,125
                                                                ------------

ENTERTAINMENT, LEISURE & MEDIA (3.5%)
America Online, Inc.+............................      28,800      2,093,400
Seagram Company Ltd. (i).........................      10,400        453,050
Time Warner, Inc.................................       4,300        265,256
Viacom, Inc., Class B+...........................       9,100        452,725
Walt Disney Co...................................      42,200      1,176,325
                                                                ------------
                                                                   4,440,756
                                                                ------------

FOOD, BEVERAGES & TOBACCO (4.0%)
Bestfoods........................................       4,000        219,250
Coca-Cola Co.....................................      27,700      1,864,556
General Mills, Inc...............................         200          7,537
H.J. Heinz Co....................................       6,100        255,437
Hershey Foods Corp...............................       2,300        112,987
Nabisco Holdings Corp., Class A..................         700         23,319
PepsiCo, Inc.....................................      20,900        722,356
Philip Morris Companies, Inc.....................      42,500      1,118,281
Sara Lee Corp....................................      13,900        337,075
Unilever NV+ (ADR)...............................       8,600        468,162
                                                                ------------
                                                                   5,128,960
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
HOUSEHOLD APPLIANCES & FURNISHINGS (0.1%)
Herman Miller, Inc...............................       1,600   $     36,600
Leggett & Platt, Inc.............................       3,900         83,606
                                                                ------------
                                                                     120,206
                                                                ------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox Co........................................       4,100        182,706
Kimberly-Clark Corp..............................       7,700        491,837
Procter & Gamble Co..............................      19,500      2,106,000
Ralston-Ralston Purina Group.....................       3,200         95,000
Water Pik Technologies, Inc.+....................         110            811
                                                                ------------
                                                                   2,876,354
                                                                ------------

PERSONAL CARE (0.5%)
Gillette Co......................................      16,400        659,075
                                                                ------------
RESTAURANTS & HOTELS (0.4%)
Hilton Hotels Corp...............................       6,200         62,387
Mandalay Resort Group+...........................         100          2,331
McDonald's Corp..................................       7,300        328,500
Mirage Resorts, Inc.+............................       4,800         61,500
Starwood Hotels & Resorts Worldwide, Inc.........       4,300         95,944
                                                                ------------
                                                                     550,662
                                                                ------------

RETAIL (6.3%)
Abercrombie & Fitch Co., Class A+................       2,200         71,225
Albertson's, Inc.................................       7,400        236,337
Circuit City Stores - Circuit City Group.........       2,400        116,400
Costco Wholesale Corp.+..........................       1,400        128,362
CVS Corp.........................................       4,500        178,594
Dayton Hudson Corp...............................       9,300        656,231
Federated Department Stores, Inc.+...............       4,200        197,662
Gap, Inc.........................................      18,100        733,050
Hasbro, Inc......................................       3,800         81,937
Home Depot, Inc..................................      11,100        877,594
J.C. Penney, Inc.................................       4,300         95,944
Kmart Corp.......................................       8,200         81,487
Kohl's Corp.+....................................       2,400        173,250
Kroger Co.+......................................      17,500        372,969
Mattel, Inc......................................       8,200        117,362
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
RETAIL (CONTINUED)
May Department Stores Co.........................       5,900   $    198,387
Nordstrom, Inc...................................       2,900         80,656
Safeway, Inc.+...................................      10,800        398,250
Sears, Roebuck & Co..............................       6,300        215,381
TJX Companies, Inc...............................       8,400        219,975
Wal-Mart Stores, Inc.............................      48,800      2,812,100
                                                                ------------
                                                                   8,043,153
                                                                ------------
  TOTAL CONSUMER GOODS & SERVICES................                 27,814,266
                                                                ------------

ENERGY (5.8%)
GAS EXPLORATION (0.1%)
Union Pacific Resources Group, Inc...............       3,500         45,719
Unocal Corp......................................       1,300         43,144
                                                                ------------
                                                                      88,863
                                                                ------------

OIL-PRODUCTION (5.6%)
Amerada Hess Corp................................       1,000         57,937
Chevron Corp.....................................       9,600        850,200
Conoco, Inc., Class A............................       1,400         36,837
Conoco, Inc., Class B............................      12,800        335,200
Exxon Corp.......................................      25,000      1,982,812
Mobil Corp.......................................      15,400      1,606,412
Phillips Petroleum Co............................       3,600        172,125
Royal Dutch Petroleum Co. - NY Shares (i)........      30,100      1,745,800
Texaco, Inc......................................       3,500        213,281
Tosco Corp.......................................       2,500         67,656
Ultramar Diamond Shamrock Corp...................       1,400         35,437
                                                                ------------
                                                                   7,103,697
                                                                ------------

OIL-SERVICES (0.1%)
Cooper Cameron Corp.+............................         700         30,012
ENSCO International, Inc.........................       2,300         46,144
Global Marine, Inc.+.............................       2,900         44,406
R&B Falcon Corp..................................       3,200         39,600
Smith International, Inc.+.......................         700         27,912
                                                                ------------
                                                                     188,074
                                                                ------------
  TOTAL ENERGY...................................                  7,380,634
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
FINANCE (13.8%)
BANKING (7.7%)
AmSouth Bancorporation...........................       7,100   $    160,194
Associated Banc - Corp...........................       1,000         39,062
Astoria Financial Corp...........................         500         15,766
Bank of America Corp.............................      27,100      1,585,350
Bank One Corp....................................      20,800        733,200
CCB Financial Corp...............................         300         13,012
Charter One Financial, Inc.......................       3,400         73,737
Chase Manhattan Corp.............................       1,200         92,700
Citigroup, Inc...................................      44,300      2,386,663
Comerica, Inc....................................       2,800        148,400
Commerce Bancshares, Inc.........................       1,050         39,441
Compass Bancshares, Inc..........................       2,100         53,287
Dime Bancorp, Inc................................       3,000         54,750
First Tennessee National Corp....................       2,200         72,325
First Union Corp.................................      17,900        692,506
Firstar Corp.....................................       4,100        106,600
FirstMerit Corp..................................       1,600         41,550
FleetBoston Financial Corp.......................      15,000        567,187
Golden West Financial Corp.......................       1,000        100,937
GreenPoint Financial Corp........................       1,800         45,562
Hibernia Corp., Class A..........................       2,900         36,794
Huntington Bancshares, Inc.......................       3,400         94,137
KeyCorp..........................................       8,000        216,000
M & T Bank Corp..................................         100         47,000
Marshall & Ilsley Corp...........................         900         60,244
Mercantile Bankshares Corp.......................       1,200         41,287
National City Corp...............................       9,700        241,894
North Fork Bancorporation, Inc...................       2,400         48,300
Peoples Heritage Financial Group, Inc............       1,000         16,937
PNC Bank Corp....................................       5,300        295,475
Regions Financial Corp...........................       4,100        112,494
Southtrust Corp..................................       3,400        131,962
Sovereign Bancorp, Inc...........................       2,300         20,412
Summit Bancorp...................................       3,200        104,400
SunTrust Bank, Inc...............................       2,800        195,650
TCF Financial Corp...............................       1,500         42,469
U.S. Bancorp.....................................      11,500        393,156
Union Planters Corp..............................       2,600        110,825
Washington Mutual, Inc...........................      10,600        307,400
Wells Fargo Co...................................       4,200        195,300
Zions Bancorporation.............................         600         38,737
                                                                ------------
                                                                   9,773,102
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

FINANCIAL SERVICES (3.3%)
American Express Co..............................         500   $     75,656
Ameritrade Holding Corp., Class A+...............       1,400         31,675
Associates First Capital Corp., Class A..........      11,700        389,025
AXA Financial, Inc...............................       3,800        127,775
Bear Stearns Companies, Inc......................       2,205         89,991
Charles Schwab Corp..............................         400         15,175
CIT Group, Inc., Class A.........................       2,900         60,175
Countrywide Credit Industries, Inc...............       2,000         56,250
Donaldson, Lufkin & Jenrette, Inc. - DLJ.........         100          5,031
E*TRADE Group, Inc.+.............................       4,400        132,275
Federal Home Loan Mortgage Corp..................      12,300        607,313
Federal National Mortgage Association............      12,800        852,800
Finova Group, Inc................................       1,000         37,187
Goldman Sachs Group, Inc.........................       7,300        548,412
Household International, Inc.....................       7,600        300,675
Merrill Lynch & Co., Inc.........................       6,500        524,062
Morgan Stanley Dean Witter & Co..................         100         12,063
Paine Webber Group Inc...........................       4,100        160,669
TD Waterhouse Group, Inc.+.......................       6,700        117,669
                                                                ------------
                                                                   4,143,878
                                                                ------------

INSURANCE (2.8%)
Allstate Corp....................................      22,100        578,744
Ambac Financial Group, Inc.......................       1,900        103,550
American International Group, Inc................      10,200      1,053,150
Aon Corp.........................................       6,400        228,400
CIGNA Corp.......................................       3,500        287,875
Hartford Financial Services Group, Inc...........       5,500        256,781
Marsh & McLennan Companies, Inc..................       4,700        369,537
MBIA, Inc........................................       2,400        120,000
Mercury General Corp.............................         100          2,338
Safeco Corp......................................       4,000         94,750
St. Paul Companies, Inc..........................       5,500        166,031
Torchmark Corp...................................       3,200        101,600

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
INSURANCE (CONTINUED)
Travelers Property Casualty Corp., Class A.......       1,500   $     49,969
UnumProvident Corp...............................       6,400        208,400
                                                                ------------
                                                                   3,621,125
                                                                ------------
  TOTAL FINANCE..................................                 17,538,105
                                                                ------------
HEALTHCARE (10.7%)
BIOTECHNOLOGY (0.4%)
Amgen, Inc.+.....................................       7,600        346,275
Genzyme Corp.+...................................       1,200         43,200
Human Genome Sciences, Inc.+.....................         300         33,600
IDEC Pharmaceuticals Corp.+......................         300         38,025
                                                                ------------
                                                                     461,100
                                                                ------------

HEALTH SERVICES (0.7%)
Aetna, Inc.......................................       2,500        136,563
Columbia/HCA Healthcare Corp.....................      10,200        277,950
Healthsouth Corp.+...............................       7,300         41,519
Humana, Inc.+....................................       1,900         13,300
Manor Care, Inc..................................         700         14,044
Tenet Healthcare Corp.+..........................       5,500        122,719
United Healthcare Corp...........................       3,100        161,006
Wellpoint Health Networks, Inc.+.................       1,200         69,075
                                                                ------------
                                                                     836,176
                                                                ------------

MEDICAL SUPPLIES (0.7%)
Baxter International Inc.........................         300         20,269
Becton, Dickinson & Co...........................       4,400        119,900
Boston Scientific Corp.+.........................       7,300        154,213
Guidant Corp.+...................................       3,000        150,000
Medtronic, Inc...................................       7,500        291,563
PE Corp. - PE Biosystems Group...................       1,800        146,925
St. Jude Medical, Inc............................       1,500         39,844
                                                                ------------
                                                                     922,714
                                                                ------------

PHARMACEUTICALS (8.9%)
Abbott Laboratories..............................      23,700        900,600
ALZA Corp.+......................................         200          8,638
American Home Products Corp......................      19,300      1,003,600
Bristol-Myers Squibb Co..........................      29,200      2,133,425
Eli Lilly & Co...................................      16,200      1,162,350
Forest Laboratories, Inc.+.......................       1,200         61,425
Johnson & Johnson................................       8,100        840,375
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
PHARMACEUTICALS (CONTINUED)
Merck & Co., Inc.................................      17,500   $  1,373,750
Monsanto Co......................................       9,300        392,344
Pfizer, Inc......................................      26,100        944,494
Pharmacia & Upjohn, Inc..........................       1,800         98,438
Schering-Plough Corp.............................      23,500      1,201,438
Warner-Lambert Co................................      12,600      1,130,063
Watson Pharmaceuticals, Inc.+....................       1,300         48,344
                                                                ------------
                                                                  11,299,284
                                                                ------------
  TOTAL HEALTHCARE...............................                 13,519,274
                                                                ------------

INDUSTRIAL PRODUCTS & SERVICES (8.5%)
AEROSPACE (0.6%)
Boeing Co........................................       6,800        277,525
Lockheed Martin Corp.............................      11,200        222,600
Raytheon Co., Class A............................       9,700        282,513
Raytheon Co., Class B............................         100          3,069
                                                                ------------
                                                                     785,707
                                                                ------------

BUILDING MATERIALS (0.0%)
Owens Corning....................................          80          1,260
USG Corp.+.......................................         700         34,738
                                                                ------------
                                                                      35,998
                                                                ------------

CAPITAL GOODS (0.1%)
Eaton Corp.......................................       1,500        116,156
PACCAR, Inc......................................       1,600         65,800
                                                                ------------
                                                                     181,956
                                                                ------------

COMMERCIAL SERVICES (0.3%)
Cendant Corp.+...................................      17,400        288,188
Equifax, Inc.....................................       3,500         86,625
Service Corp. International......................       6,600         49,913
                                                                ------------
                                                                     424,726
                                                                ------------

DIVERSIFIED MANUFACTURING (6.8%)
AlliedSignal, Inc................................      17,200      1,028,775
B.F.Goodrich Co..................................       2,800         63,175
Cooper Industries, Inc...........................       1,900         81,581
Deere & Co.......................................       5,000        214,688
Eastman Kodak Co.................................       8,700        538,313
General Electric Co..............................      32,900      4,277,000
Harris Corp......................................         200          4,200
Hubbell, Inc., Class B...........................       1,000         27,875

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Ingersoll-Rand Co................................       3,500   $    169,531
ITT Industries, Inc..............................       2,500         87,188
Parker Hannifin Corp.............................       2,400        112,950
Rockwell International Corp......................       3,400        168,725
Teledyne Technologies, Inc.+.....................           5             44
Tyco International Ltd.(i).......................      33,600      1,346,100
Xerox Corp.......................................      18,800        508,775
                                                                ------------
                                                                   8,628,920
                                                                ------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co..............................       8,700        495,900
W.W. Grainger, Inc...............................       1,900         89,538
                                                                ------------
                                                                     585,438
                                                                ------------

POLLUTION CONTROL (0.2%)
Waste Management, Inc............................      15,000        243,750
                                                                ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 10,886,495
                                                                ------------
TECHNOLOGY (22.6%)
COMPUTER PERIPHERALS (1.2%)
EMC Corp.+.......................................      16,400      1,370,425
Lexmark International Group, Inc., Class A+......         600         49,800
Quantum Corp. - DLT & Storage Systems+...........       2,300         36,225
Seagate Technology, Inc.+........................       3,100        114,700
                                                                ------------
                                                                   1,571,150
                                                                ------------

COMPUTER SOFTWARE (6.0%)
Adobe Systems, Inc...............................       1,800        123,638
BMC Software, Inc.+..............................       3,800        276,688
Citrix Systems, Inc.+............................         100          9,488
Computer Associates International, Inc...........       6,900        448,500
Microsoft Corp.+.................................      61,700      5,617,592
Oracle Corp.+....................................      16,100      1,091,781
                                                                ------------
                                                                   7,567,687
                                                                ------------

COMPUTER SYSTEMS (3.6%)
Apple Computer, Inc.+............................       1,300        127,238
Compaq Computer Corp.............................      24,500        598,719
Dell Computer Corp.+.............................      19,600        842,800
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMPUTER SYSTEMS (CONTINUED)
Hewlett-Packard Co...............................       2,900   $    275,138
International Business Machines Corp.............      12,800      1,319,200
Sun Microsystems, Inc.+..........................      10,900      1,441,525
                                                                ------------
                                                                   4,604,620
                                                                ------------

ELECTRONICS (3.2%)
3Com Corp.+......................................       5,000        199,063
Cisco Systems, Inc.+.............................      42,200      3,763,713
Symbol Technologies, Inc.........................       2,400        114,450
                                                                ------------
                                                                   4,077,226
                                                                ------------

INFORMATION PROCESSING (1.1%)
Automatic Data Processing, Inc...................       8,900        439,438
DoubleClick, Inc.+...............................         600         96,038
Electronic Data Systems Corp.....................       7,000        450,188
Exodus Communications, Inc.+.....................       1,000        107,813
First Data Corp..................................       6,100        263,825
                                                                ------------
                                                                   1,357,302
                                                                ------------

SEMICONDUCTORS (4.1%)
Applied Materials, Inc.+.........................       5,300        516,419
Intel Corp.......................................      42,900      3,289,894
National Semiconductor Corp.+....................       2,100         89,250
Texas Instruments, Inc...........................      11,100      1,066,294
Xilinx, Inc.+....................................       2,200        196,900
                                                                ------------
                                                                   5,158,757
                                                                ------------

TELECOMMUNICATIONS-EQUIPMENT (3.4%)
Lucent Technologies, Inc.........................      40,500      2,959,031
Motorola, Inc....................................       9,400      1,073,950
Nortel Networks Corp.............................       4,000        296,000
                                                                ------------
                                                                   4,328,981
                                                                ------------
  TOTAL TECHNOLOGY...............................                 28,665,723
                                                                ------------

TRANSPORTATION (0.7%)
AIRLINES (0.2%)
AMR Corp.+.......................................       1,900        115,663
Northwest Airlines Corp.+........................         900         21,094
Southwest Airlines Co............................       6,300        102,769
US Airways Group Inc.+...........................         500         13,969
                                                                ------------
                                                                     253,495
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
RAILROADS (0.4%)
Burlington Northern Railroad Co..................       6,200   $    179,800
CSX Corp.........................................       2,900        103,131
Norfolk Southern Corp............................       5,000        106,875
Union Pacific Corp...............................       3,300        155,306
                                                                ------------
                                                                     545,112
                                                                ------------

TRUCK & FREIGHT CARRIERS (0.1%)
CNF Transportation, Inc..........................         500         16,625
FDX Corp.+.......................................         900         37,969
United Parcel Service, Inc., Class B.............         300         19,819
                                                                ------------
                                                                      74,413
                                                                ------------
  TOTAL TRANSPORTATION...........................                    873,020
                                                                ------------

UTILITIES (9.9%)
ELECTRIC (2.2%)
Allegheny Energy, Inc............................       2,300         66,700
Ameren Corp......................................         600         20,775
Carolina Power & Light Co........................       5,700        171,713
Central & South West Corp........................      10,500        210,000
Cinergy Corp.....................................       3,100         78,469
CMS Energy Corp..................................       2,200         73,150
Consolidated Edison, Inc.........................       2,100         72,450
Constellation Energy Group.......................       3,000         88,313
Dominion Resources, Inc.+ (i)....................       5,900        267,713
DTE Energy Co....................................       2,900         95,881
Edison International.............................       2,600         68,900
Entergy Corp.....................................       5,000        137,813
FPL Group, Inc...................................       3,600        157,500
GPU, Inc.........................................       2,500         80,000
NiSource, Inc....................................       2,500         47,031
Northeast Utilities+.............................       2,300         48,588
Northern States Power Co.........................       6,600        134,888
PG&E Corp........................................       8,000        179,000
Pinnacle West Capital Corp.......................       1,700         56,419
PP&L Resources, Inc..............................       3,200         73,800
Reliant Energy, Inc..............................       5,800        143,913
Southern Co......................................       6,800        158,950
TECO Energy, Inc.................................       2,600         52,000
Texas Utilities Co...............................       5,800        207,713
Unicom Corp......................................         900         28,744
Wisconsin Energy Corp............................       2,400         47,700
                                                                ------------
                                                                   2,768,123
                                                                ------------

NATURAL GAS (0.1%)
Columbia Energy Group............................         800   $     50,200
Consolidated Natural Gas Co......................         400         25,650
El Paso Energy Corp..............................       2,300         88,550
                                                                ------------
                                                                     164,400
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

TELEPHONE (7.6%)
AT&T Corp........................................      27,000      1,508,625
Bell Atlantic Corp...............................      17,500      1,107,969
BellSouth Corp...................................       6,400        295,600
Global Crossing Ltd.+(i).........................      13,400        584,575
GTE Corp.........................................      14,800      1,080,400
Level 3 Communications, Inc.+....................       5,100        345,844
MCI WorldCom, Inc.+..............................      27,800      2,298,713
SBC Communications, Inc..........................      47,900      2,487,806
Sprint Corp......................................         200         13,875
                                                                ------------
                                                                   9,723,407
                                                                ------------
  TOTAL UTILITIES................................                 12,655,930
                                                                ------------
  TOTAL COMMON STOCKS (COST $119,329,930)........                122,629,532
                                                                ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
SHORT-TERM INVESTMENTS (3.5%)
OTHER INVESTMENT COMPANIES (3.2%)
J.P. Institutional Prime Money Market Fund.......  $4,019,281      4,019,281
                                                                ------------

U.S. TREASURY OBLIGATIONS (0.3%)
United States Treasury Notes.....................     400,000        400,312
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $4,419,858)...................................                  4,419,593
                                                                ------------
TOTAL INVESTMENTS (COST $123,749,788) (100.1%)................
                                                                 127,049,125
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%).................
                                                                     (92,715)
                                                                ------------
NET ASSETS (100.0%)...........................................  $126,956,410
                                                                ============

------------------------------
Note: Based on the cost of investments of $123,876,434 for federal income tax purposes at November 30, 1999 the aggregate gross unrealized appreciation and depreciation was $10,446,586 and $7,273,895, respectively, resulting in net unrealized appreciation of $3,172,691.

+ Non-income producing security.

(i)Foreign security.

ADR - American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $123,749,788 )          $127,049,125
Receivable for Investments Sold                         409,535
Receivable for Fund Shares Sold                         371,578
Dividends Receivable                                    180,033
Receivable for Expense Reimbursement                     46,409
Interest Receivable                                      22,193
Prepaid Trustees' Fees                                      156
                                                   ------------
    Total Assets                                    128,079,029
                                                   ------------
LIABILITIES
Payable to Custodian                                        138
Payable for Investments Purchased                       391,769
Payable for Fund Shares Redeemed                        622,505
Variation Margin Payable                                 56,700
Fund Services Fee Payable                                   125
Accrued Expenses                                         51,382
                                                   ------------
    Total Liabilities                                 1,122,619
                                                   ------------
NET ASSETS                                         $126,956,410
                                                   ============
INSTITUTIONAL SHARES
Applicable to 7,467,274 shares outstanding
  (par value $0.001, unlimited shares authorized)  $126,956,410
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                              $17.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in capital                                    $123,580,135
Undistributed Net Investment Income                     423,850
Accumulated Net Realized Loss on Investments           (523,322)
Net Unrealized Appreciation of Investments            3,475,747
                                                       --------
    Net Assets                                     $126,956,410
                                                    -----------
                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Witholding Tax of
  $2,145)                                                      $  574,511
Interest Income                                                   124,161
                                                               ----------
    Investment Income                                             698,672
EXPENSES
Advisory Fee                                       $  105,983
Shareholder Servicing Fee                              42,393
Custodian Fees and Expenses                            42,013
Administrative Services Fee                            21,390
Professional Fees and Expenses                         19,548
Transfer Agent Fee                                      8,939
Printing Expenses                                       8,250
Administrative Fee                                        949
Registration Fees                                         695
Fund Services Fee                                         651
Trustees' Fees and Expenses                                59
Miscellaneous                                          11,570
                                                   ----------
    Total Expenses                                    262,440
Less: Reimbursement of Expenses                      (114,376)
                                                   ----------
NET EXPENSES                                                      148,064
                                                               ----------
NET INVESTMENT INCOME                                             550,608
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                            (595,297)
  Futures Contracts                                    25,476
                                                   ----------
    Total Realized Loss                                          (569,821)
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investment                                        3,007,987
  Futures Contracts                                   176,409
                                                   ----------
    Net Change in Unrealized Appreciation                       3,184,396
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $3,165,183
                                                               ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                      FOR THE SIX      DECEMBER 31, 1998
                                                     MONTHS ENDED      (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999  OPERATIONS) THROUGH
                                                      (UNAUDITED)        MAY 31, 1999
                                                   -----------------  -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        550,608   $           24,633
Net Realized Gain (Loss) on Investments and
  Futures Contracts                                        (569,821)              46,499
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                       3,184,396              291,351
                                                   ----------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                          3,165,183              362,483
                                                   ----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                       (141,390)             (10,001)
                                                   ----------------   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        130,609,569            5,000,600
Reinvestment of Dividends                                   140,342               10,001
Cost of Shares of Beneficial Interest Redeemed          (12,180,377)                  --
                                                   ----------------   ------------------
    Net Increase from Shareholder Transactions          118,569,534            5,010,601
                                                   ----------------   ------------------
    Total Increase in Net Assets                        121,593,327            5,363,083
NET ASSETS
Beginning of Period                                       5,363,083                   --
                                                   ----------------   ------------------
  End of Period (including undistributed net
    investment
    income of $423,850 and $14,632, respectively)  $    126,956,410   $        5,363,083
                                                   ================   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period is as follows:

                                                                          FOR THE PERIOD
                                                      FOR THE SIX       DECEMBER 31, 1998
                                                      MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999   OPERATIONS) THROUGH
                                                      (UNAUDITED)          MAY 31, 1999
                                                   ------------------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $          16.06   $             15.00
                                                    ----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.05                  0.07
Net Realized and Unrealized Gain on Investment
  and Futures                                                   0.94                  1.02
                                                    ----------------   -------------------
Total from Investment Operations                                0.99                  1.09
                                                    ----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                          (0.05)                (0.03)
                                                    ----------------   -------------------

NET ASSET VALUE, END OF PERIOD                      $          17.00   $             16.06
                                                    ================   ===================

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                    6.18%(a)                7.27%(a)
Net Assets, End of Period (in thousands)            $        126,956   $             5,363
Ratios to Average Net Assets
  Net Expenses                                                  0.35%(b)                0.35%(b)
  Net Investment Income                                         1.30%(b)                1.13%(b)
  Expenses without Reimbursement                                0.62%(b)                5.44%(b)
Portfolio Turnover                                                17%                   19%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Smartindex Equity Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"), which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective is to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. Currently, the fund only offers Institutional Shares. The fund commenced operations on December 31, 1998. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the fund's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      The fund's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   c) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   d) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   h) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The fund earns foreign income which may be subject to foreign withholding taxes at various rates.

   i) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Upon entering into such a contract, the fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The fund invests in futures contracts for the purpose of hedging its existing securities, or securities the fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Under the terms of the agreement, the fund pays JPMIM at an annual rate of 0.25 % of the fund's average daily net assets. For the period ended November 30, 1999, such fees amounted to $105,983.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period ended November 30, 1999, the fee for these services amounted to $949.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides administrative services. For the period ended November 30, 1999, the fee for these services amounted to $21,390.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than 0.35% of the average daily net assets of the fund through February 29, 2000. For the period ended November 30, 1999, Morgan has agreed to reimburse Institutional Shares $114,376 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the period ended November 30, 1999, the fee for these services amounted to $42,393 for Institutional Shares.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $651 for the period ended November 30, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $137.

   g) The fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the fund $797 under this agreement.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                                              FOR THE PERIOD
                                                                             DECEMBER 31, 1999
                                                    FOR THE PERIOD ENDED     (COMMENCEMENT OF
                                                      NOVEMBER 30, 1999     OPERATIONS) THROUGH
                                                         (UNAUDITED)           MAY 31, 1999
                                                   -----------------------  -------------------
                                                    SHARES       AMOUNT     SHARES     AMOUNT
                                                   ---------  ------------  -------  ----------
Shares sold......................................  7,854,872  $130,609,569  333,373  $5,000,600
Reinvestment of dividends and distributions......      8,630       140,342      638      10,001
Shares redeemed..................................   (730,239)  (12,180,377)      --          --
                                                   ---------  ------------  -------  ----------
Net Increase.....................................  7,133,263  $118,569,534  334,011  $5,010,601
                                                   =========  ============  =======  ==========

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period ended November 30, 1999 were as follows:

  Cost of      Proceeds
 Purchases    from Sales
------------  -----------
$130,786,870  $15,902,982

Futures Transactions as of November 30, 1999 are summarized as follows:

                                                                                     CURRENT
                                                                   NET UNREALIZED  MARKET VALUE
                                                   CONTRACTS LONG   APPRECIATION   OF CONTRACTS
                                                   --------------  --------------  ------------
S&P 500, expiring December 1999..................             12   $     176,409   $ 4,174,500
                                                   =============   =============   ===========

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement is $150,000,000. The Agreement expires on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein until May 25, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1999.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

        INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

        INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IM0870-I


J.P. MORGAN
INSTITUTIONAL
SMARTINDEX-TM- FUND


SEMIANNUAL REPORT
NOVEMBER 30, 1999